Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 71,866	$ 11,277	¥ 67,317	¥ 89,099
Recognized credit loss	0		0
Shareholders' Equity	8,141,641		7,277,371	7,874,960	$ 1,277,603	¥ 6,175,377
Available-for-sale investments
Amortized cost of the available-for-sale investments	13,805		14,135
Other comprehensive income (loss)-change in fair value of available-for-sale investments	243		(4)	4,306
Other comprehensive income (loss)-realized gains reclassified from other comprehensive income to "investment income"	243		(775)	5,103
Other-than-temporary impairment for available-for-sale investments recognized				0
Credit loss recognized	0		0
Other long-term investments
Long-term Investments	668,572		536,384		$ 104,914
Accumulated other comprehensive (loss)/income
Schedule of Held-to-maturity Securities [Line Items]
Shareholders' Equity	(140,014)		(79,114)	97,049		¥ 36,195
Other long-term investments
Other long-term investments
Impairment loss related to investments measured at cost	10,000		115,100	0
Long-term Investments	¥ 0
Other long-term investments | Maximum
Other long-term investments
Equity interest and equity investments of common shares (as a percent)	20.00%				20.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Interest income	¥ 1,568		10,311	5,711
Held to maturity investment, gross unrecognized holding gain	¥ 612		¥ 5,087
Other-than-temporary impairment losses on held-to-maturity investments				¥ 104,365